UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21687

Fiduciary/Claymore Dynamic Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Fiduciary/Claymore Dynamic Equity Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 93.9%
	Common Stocks - 90.9%
	Consumer Discretionary - 12.4%
18,700	Best Buy Co., Inc.	$821,865
79,100	Comcast Corp. - Class A (a)	2,063,719
31,200	McDonald’s Corp.	1,536,600
10,200	MGM Mirage (a)	856,494
26,500	Nike, Inc. - Class B	1,493,010
52,900	Nordstrom, Inc.	2,544,490
49,900	Starbucks Corp. (a)	1,374,745
22,000	Target Corp.	1,450,460
41,600	Walt Disney Co. (The)	1,397,760

		13,539,143

	Consumer Staples - 7.1%
21,800	Altria Group, Inc.	1,513,138
15,000	Coca-Cola Co. (The)	806,700
27,200	CVS Caremark Corp.	1,028,704
21,800	PepsiCo, Inc.	1,483,054
23,400	Procter & Gamble Co.	1,528,254
31,400	Walgreen Co.	1,415,198

		7,775,048

	Energy - 6.0%
25,600	Chevron Corp.	2,246,656
55,000	El Paso Corp.	872,850
7,400	Schlumberger Ltd. (Netherlands)	714,100
14,600	Valero Energy Corp.	1,000,246
53,600	Williams Cos., Inc.	1,661,600

		6,495,452

	Financials - 17.3%
37,200	American International Group, Inc.	2,455,200
37,800	Bank of America Corp.	1,915,704
39,100	Citigroup, Inc.	1,833,008
12,400	Goldman Sachs Group, Inc.	2,182,524
51,300	JPMorgan Chase & Co.	2,283,876
41,100	Lehman Brothers Holdings, Inc.	2,253,513
32,100	Merrill Lynch & Co., Inc.	2,365,770
21,500	Wachovia Corp.	1,053,070
67,300	Wells Fargo & Co.	2,459,142

		18,801,807

	Health Care - 7.8%
10,200	Amgen, Inc. (a)	511,122
19,200	Cardinal Health, Inc.	1,312,896
14,050	Coventry Health Care, Inc. (a)	806,049
17,700	Genentech, Inc. (a)	1,324,137
47,400	Gilead Sciences, Inc. (a)	1,723,938
60,100	Pfizer, Inc.	1,492,884
26,500	UnitedHealth Group, Inc.	1,325,265

		8,496,291

	Industrials - 15.7%
9,000	Burlington Northern Santa Fe Corp.	730,350
17,300	Caterpillar, Inc.	1,310,821
8,300	Deere & Co.	1,129,298
43,900	Emerson Electric Co.	2,161,197
9,600	FedEx Corp.	1,052,928
89,700	General Electric Co.	3,486,639
36,300	Honeywell International, Inc.	2,038,245
32,800	Joy Global, Inc.	1,423,192
22,500	Rockwell Collins, Inc.	1,549,575
28,900	United Technologies Corp.	2,156,807

		17,039,052

	Information Technology - 19.1%
40,100	Adobe Systems, Inc. (a)	1,714,275
40,800	Amdocs Ltd. (a) (Channel Islands)	1,440,240
11,600	Apple Computer, Inc. (a)	1,606,368
114,000	BEA Systems, Inc. (a)	1,390,800
48,600	Broadcom Corp. - Class A (a)	1,676,700
82,900	Cisco Systems, Inc. (a)	2,646,168
41,600	eBay, Inc. (a)	1,418,560
109,400	EMC Corp. (a)	2,150,804
83,400	Intel Corp.	2,147,550
13,900	International Business Machines Corp.	1,621,991
26,800	Microsoft Corp.	769,964
35,200	Qualcomm, Inc.	1,404,128
23,700	Texas Instruments, Inc.	811,488

		20,799,036

	Materials - 2.4%
6,100	Freeport-McMoRan Copper & Gold, Inc.	533,262
29,700	Monsanto Co.	2,071,278

		2,604,540

	Telecommunication Services - 3.1%
65,400	AT&T, Inc.	2,607,498
19,600	Verizon Communications, Inc.	820,848

		3,428,346

	Total Common Stock - 90.9% (Cost $101,084,784)	98,978,715

	Investment Companies - 3.0%
7,100	Oil Service HOLDRs Trust	1,267,705
24,800	Pharmaceutical HOLDRs Trust	1,947,792

	(Cost $3,360,433)	3,215,497

	Total Long-Term Investments - 93.9% (Cost $104,445,217)	102,194,212

	Short-Term Investments - 5.1%
	Money Market Fund - 5.1%
5,608,325	Janus Investment Money Market (Cost $5,608,325)	5,608,325

Contracts (100 shares per contract)	Call Options Purchased (a)	Expiration Date	Exercise Price	Value
	Call Options Purchased - 5.5%
200	DIAMONDS Trust Series I	January 2009	80.00	$1,100,000
700	Financial Select Sector SPDR Fund	January 2008	20.00	976,500
500	Financial Select Sector SPDR Fund	January 2009	25.00	512,500
325	iShares Russell 2000 Index Fund	January 2008	45.00	1,107,437
300	iShares Russell 2000 Index Fund	January 2009	50.00	926,250
200	SPDR Trust Series 1	December 2009	80.00	1,401,000

	Total Call Options Purchased (Cost $6,358,200)			6,023,687

	Total Investments - 104.5%
	(Cost $116,411,742)			113,826,224
	Liabilities in excess of Other Assets - (1.0%)			(1,067,143)
	Total Options Written - (3.5%)			(3,777,988)

	Net Assets - 100.0%			$108,981,093

(a)	Non-income producing security.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
231	Adobe Systems, Inc.	September 2007	$45.00	$13,860
170	Adobe Systems, Inc.	October 2007	45.00	19,125
109	Altria Group, Inc.	September 2007	70.00	6,540
190	Amdocs Ltd.	September 2007	35.00	19,475
89	Amdocs Ltd.	October 2007	40.00	1,335
60	American International Group, Inc.	September 2007	65.00	13,650
255	American International Group, Inc.	September 2007	70.00	7,650
102	Amgen, Inc	September 2007	55.00	2,295
93	Apple Computer, Inc.	October 2007	130.00	128,805
518	AT&T, Inc.	September 2007	40.00	41,440
136	AT&T, Inc.	September 2007	42.50	1,020
356	Bank of America Corp.	October 2007	52.50	30,260
338	BEA Systems, Inc.	September 2007	15.00	1,690
70	Best Buy Co., Inc.	September 2007	45.00	5,950
117	Best Buy Co., Inc.	September 2007	47.50	2,632
178	Broadcom Corp. - Class A	September 2007	35.00	12,460
308	Broadcom Corp. - Class A	September 2007	37.50	3,850
45	Burlington Northern Santa Fe Corp.	September 2007	90.00	563
45	Burlington Northern Santa Fe Corp.	October 2007	85.00	8,438
192	Cardinal Health, Inc.	September 2007	70.00	12,000
44	Caterpillar, Inc.	September 2007	75.00	10,384
129	Caterpillar, Inc.	October 2007	80.00	21,930
101	Chevron Corp.	September 2007	90.00	10,605
102	Chevron Corp.	October 2007	85.00	53,040
829	Cisco Systems, Inc.	September 2007	32.50	35,233
108	Citigroup, Inc.	September 2007	50.00	3,240
283	Citigroup, Inc.	October 2007	50.00	25,470
150	Coca-Cola Co. (The)	November 2007	55.00	17,625
791	Comcast Corp. - Class A	September 2007	27.50	15,820
56	Coventry Health Care, Inc.	September 2007	60.00	1,960
42	Coventry Health Care, Inc.	October 2007	60.00	4,515
217	CVS Caremark Corp.	September 2007	37.50	17,903
50	Deere & Co.	January 2008	105.00	172,500
16	Deere & Co.	October 2007	135.00	11,760
200	DIAMONDS Trust Series I	September 2007	136.00	24,500
110	eBay, Inc.	September 2007	35.00	4,400
306	eBay, Inc.	October 2007	35.00	39,780
550	El Paso Corp.	September 2007	17.00	4,125
820	EMC Corp.	October 2007	20.00	71,750
439	Emerson Electric Co.	October 2007	50.00	69,142
75	FedEx Corp.	October 2007	115.00	16,125
500	Financial Select Sector SPDR Fund	September 2007	34.00	43,750
700	Financial Select Sector SPDR Fund	October 2007	35.00	64,750
61	Freeport-McMoRan Copper & Gold, Inc.	September 2007	75.00	80,520
177	Genentech, Inc.	September 2007	80.00	2,212
842	General Electric Co.	September 2007	40.00	29,891
237	Gilead Sciences, Inc.	September 2007	37.50	10,665
237	Gilead Sciences, Inc.	October 2007	37.50	24,885
32	Goldman Sachs Group, Inc.	September 2007	175.00	24,960
77	Goldman Sachs Group, Inc.	September 2007	180.00	40,810
108	Honeywell International, Inc.	September 2007	55.00	22,680
140	Honeywell International, Inc.	September 2007	60.00	2,800
667	Intel Corp.	October 2007	25.00	108,054
24	International Business Machines Corp.	September 2007	115.00	8,400
115	International Business Machines Corp.	September 2007	120.00	10,638
325	iShares Russell 2000 Index Fund	September 2007	78.00	88,725
300	iShares Russell 2000 Index Fund	September 2007	82.00	29,700
158	Joy Global, Inc.	September 2007	45.00	16,195
170	Joy Global, Inc.	October 2007	45.00	35,275
288	JPMorgan Chase & Co.	September 2007	47.50	12,960

97	JPMorgan Chase & Co.	October 2007	47.50	9,700
296	Lehman Brothers Holdings, Inc.	September 2007	60.00	40,700
312	McDonald’s Corp.	September 2007	50.00	18,720
183	Merrill Lynch & Co., Inc.	September 2007	75.00	37,058
57	Merrill Lynch & Co., Inc.	October 2007	80.00	11,400
70	MGM Mirage	October 2007	80.00	47,950
268	Microsoft Corp.	October 2007	30.00	11,792
242	Monsanto Co.	September 2007	70.00	47,190
199	Nike, Inc. - Class B	October 2007	57.50	36,317
529	Nordstrom, Inc.	September 2007	50.00	50,255
54	Oil Service HOLDRs Trust	September 2007	175.00	39,420
17	Oil Service HOLDRs Trust	October 2007	180.00	12,580
189	PepsiCo, Inc.	October 2007	70.00	19,845
601	Pfizer, Inc.	October 2007	25.00	45,075
248	Pharmaceutical HOLDRs Trust	September 2007	80.00	16,740
175	Procter & Gamble Co.	October 2007	65.00	33,687
292	Qualcomm, Inc.	October 2007	40.00	59,130
75	Rockwell Collins, Inc.	September 2007	70.00	8,063
150	Rockwell Collins, Inc.	October 2007	75.00	7,125
74	Schlumberger Ltd.	November 2007	90.00	75,480
200	SPDR Trust Series 1	September 2007	145.00	96,000
4,400	SPDR Trust Series 1	September 2007	158.00	38,720
201	Starbucks Corp.	September 2007	27.50	14,070
198	Starbucks Corp.	October 2007	27.50	22,770
121	Target Corp.	September 2007	65.00	33,577
99	Target Corp.	October 2007	67.50	25,987
237	Texas Instruments, Inc.	September 2007	37.50	1,896
217	United Technologies Corp.	October 2007	75.00	60,760
76	UnitedHealth Group, Inc.	September 2007	50.00	7,220
189	UnitedHealth Group, Inc.	October 2007	50.00	36,383
109	Valero Energy Corp.	October 2007	70.00	29,975
137	Verizon Communications, Inc.	September 2007	42.50	8,220
147	Wachovia Corp.	September 2007	50.00	12,863
68	Wachovia Corp.	October 2007	52.50	5,780
314	Walgreen Co.	October 2007	47.50	15,700
325	Walt Disney Co. (The)	September 2007	35.00	7,312
91	Walt Disney Co. (The)	October 2007	35.00	5,460
293	Wells Fargo & Co.	September 2007	37.50	16,115
190	Wells Fargo & Co.	October 2007	40.00	9,500
536	Williams Cos., Inc.	September 2007	32.50	21,440

	Total Call Options Written
	(Premiums received $3,664,996)			$2,720,690

	Put Options Written (a)
7,200	SPDR Trust Series 1	September 2007	142.00	1,057,298

	(Premiums received $658,800)
	Total Options Written
	(Premiums received $4,323,796)			$3,777,988

(a)	Non-income producing security.

Country Allocation*
United States	98.1%
Channel Islands	1.3%
Netherlands	0.6%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2007.

At August 31, 2007, the following swap agreement was outstanding:

Counterparty	Description	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America	S&P 500 Volatility	10/19/2007	$(857,901)

Fund receives payment if the actual realized volatility of the S&P 500

Index decreases from the strike level and will make payment if the actual realized volatility increases.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended ) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: October 29, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: October 29, 2007